                   INVESCO VARIABLE INVESTMENT FUNDS, INC.


                         INVESCO VIF - DYNAMICS FUND
                       INVESCO VIF - CORE EQUITY FUND
                    INVESCO VIF - FINANCIAL SERVICES FUND
                          INVESCO VIF - GROWTH FUND
                     INVESCO VIF - HEALTH SCIENCES FUND
                        INVESCO VIF - HIGH YIELD FUND
                         INVESCO VIF - LEISURE FUND
                 INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
                   INVESCO VIF - SMALL COMPANY GROWTH FUND
                        INVESCO VIF -TECHNOLOGY FUND
                    INVESCO VIF - TELECOMMUNICATIONS FUND
                       INVESCO VIF - TOTAL RETURN FUND
                        INVESCO VIF - UTILITIES FUND


                          Supplement dated April 2,
                     2004 to the Statement of Additional
                      Information dated April 30, 2003,
              as supplemented June 12, 2003, October 21, 2003,
            December 16, 2003, January 16, 2004 and March 3, 2004


This supplement supercedes and replaces in its entirety the supplement dated March 3, 2004.

The following replaces in its entirety the information appearing under the heading "PENDING LITIGATION":

         "A number of civil lawsuits, including purported class action and shareholder derivative suits, have been filed that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties. A list of such lawsuits that have been served, or for which service of process has been waived, as of March 18, 2004 is set forth in Appendix B."

The following replaces in its entirety the information appearing under the heading "APPENDIX B PENDING LITIGATION":

         "The following civil lawsuits, including purported class action and shareholder derivative suits, involving one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties either have been served or have had service of process waived as of March 18, 2004.

         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE,

         CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL

         PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Securities Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY

         MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE
         FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY

         KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court,

         District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO

         FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. The claim alleges common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the funds, INVESCO, AIM, AMVESCAP and related entities and individuals in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise."

The following information replaces in their entirety the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INDEPENDENT DIRECTORS" and the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INTERESTED DIRECTORS AND OFFICERS" in the Statement of Additional
Information:


-------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND POSITION(S)   DIRECTOR    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER DIRECTORSHIP(S)
       HELD WITH THE COMPANY          AND/OR                                                        HELD BY DIRECTOR
                                      OFFICER
                                        SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Robert H. Graham*--  1946               2004     Director and Chairman, A I M Management Group   None
Director and President                           Inc. (financial services holding company);
                                                 Director and Vice Chairman, AMVESCAP PLC and
                                                 Chairman of AMVESCAP PLC- AIM Division
                                                 (parent of AIM and a global investment
                                                 management firm)

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor);
-------------------------------------------------------------------------------------------------------------------------

----------------
* Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.


-------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND POSITION(S)   DIRECTOR    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER DIRECTORSHIP(S)
       HELD WITH THE COMPANY          AND/OR                                                        HELD BY DIRECTOR
                                      OFFICER
                                        SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
                                                 Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor); A I M Distributors, Inc.
                                                 (registered broker dealer), AIM Investment
                                                 Services, Inc. (registered transfer agent),
                                                 and Fund Management Company (registered
                                                 broker dealer); and Chief Executive Officer,
                                                 AMVESCAP PLC - Managed Products
------------------------------------- ---------- ----------------------------------------------- ------------------------
Mark H. Williamson 1,5--1951             1998     Director, President and Chief Executive         None
Director and Chairman                            Officer, A I M Management Group Inc.
                                                 (financial services holding company);
                                                 Director, Chairman and President,
                                                 A I M Advisors, Inc. (registered investment
                                                 advisor); Director, A I M Capital Management
                                                 Inc. (registered investment advisor) and
                                                 A I M Distributors, Inc. (registered broker
                                                 dealer), Director and Chairman,
                                                 AIM Investment Services, Inc. (registered
                                                 transfer agent), and Fund Management Company
                                                 (registered broker dealer); and Chief
                                                 Executive Officer, AMVESCAP PLC - AIM
                                                 Division (parent of AIM and a global
                                                 investment management firm)
                                                 Formerly: Director, Chairman, President and
                                                 Chief Executive Officer, INVESCO Funds Group,
                                                 Inc.; and Chief Executive Officer, AMVESCAP
                                                 PLC - Managed Products; Chairman and Chief
                                                 Executive Officer of NationsBanc Advisors,
                                                 Inc.; and Chairman of NationsBanc
                                                 Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Bob R. Baker4,5,6,10,11,12,13- 1936     1983     Consultant                                      None
Director
                                                 Formerly:  President and Chief Executive
                                                 Officer, AMC Cancer Research Center; and
                                                 Chairman and Chief Executive Officer, First
                                                 Columbia Financial Corporation
-------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley**-- 1939                2004     Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
Director                                                                                         (registered investment
                                                                                                 company)
-------------------------------------------------------------------------------------------------------------------------
James T. Bunch5,6,7,9,10,13 - 1942      2000     Co-President and Founder, Green, Manning &      None
Director                                         Bunch Ltd. (investment banking firm); and
                                                 Director, Policy Studies, Inc. and Van Gilder
                                                 Insurance Corporation

                                                 Formerly: General Counsel and Director,
                                                 Boettcher & Co.; and Chairman and Managing
                                                 Partner, law firm of Davis, Graham & Stubbs
-------------------------------------------------------------------------------------------------------------------------

--------------------
** Was elected as a Director of the Company on April 2, 2004.


-------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND POSITION(S)   DIRECTOR    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER DIRECTORSHIP(S)
       HELD WITH THE COMPANY          AND/OR                                                        HELD BY DIRECTOR
                                      OFFICER
                                        SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett**--1944               2004     Chairman, Crockett Technology Associates        ACE Limited (insurance
Director                                         (technology consulting company)                 company); and
                                                                                                 Captaris, Inc.
                                                                                                 (unified messaging
                                                                                                 provider)
-------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden**-- 1941               2004     Director of a number of public and private      Cortland Trust, Inc.
Director                                         business corporations, including the Boss       (registered investment
                                                 Group, Ltd. (private investment and             company); Annuity and
                                                 management) and Magellan Insurance Company      Life Re (Holdings),
                                                                                                 Ltd. (insurance
                                                 Formerly: Director, President and Chief         company)
                                                 Executive Officer, Volvo Group North America,
                                                 Inc.; Senior Vice President, AB Volvo and
                                                 director of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. **-- 1935           2004     Formerly: Chairman, Mercantile Mortgage         None
Director                                         Corp.; President and Chief Operating Officer,
                                                 Mercantile-Safe Deposit & Trust Co.; and
                                                 President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------
Jack M. Fields**-- 1952                 2004     Chief Executive Officer, Twenty First Century   Administaff
Director                                         Group, Inc. (government affairs company) and
                                                 Texana Timber LP
-------------------------------------------------------------------------------------------------------------------------
Carl Frischling**-- 1937                2004     Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
Director                                         and Frankel LLP                                 (registered investment
                                                                                                 company)
-------------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis4,8,9,10 - 1933          2000     Chairman, Lawsuit Resolution Services (San      General Chemical
Director                                         Diego, California)                              Group, Inc.,
                                                                                                 Wheelabrator
                                                 Formerly: Associate Justice of the California   Technologies, Inc.
                                                 Court of Appeals                                (waste management
                                                                                                 company), Fisher
                                                                                                 Scientific, Inc.,
                                                                                                 Henley Manufacturing,
                                                                                                 Inc. (laboratory
                                                                                                 supplies), and
                                                                                                 California Coastal
                                                                                                 Properties, Inc.
-------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis**-- 1950             2004     Formerly:  Chief Executive Officer, YWCA of     None
Director                                         the USA
-------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock **--1942               2004     Partner, law firm of Pennock & Cooper           None
Director
-------------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley**-- 1935                2004     Retired                                         None
Director
-------------------------------------------------------------------------------------------------------------------------
Louis S. Sklar**-- 1939                 2004     Executive Vice President, Development and       None
Director                                         Operations, Hines Interests Limited
                                                 Partnership (real estate development company)
-------------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D.6,8,10,11,12 -         1997     Retired                                         None
1942
Director
-------------------------------------------------------------------------------------------------------------------------

---------------
** Was elected as a Director of the Company on April 2, 2004.


-------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND POSITION(S)   DIRECTOR    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER DIRECTORSHIP(S)
       HELD WITH THE COMPANY          AND/OR                                                        HELD BY DIRECTOR
                                      OFFICER
                                        SINCE
-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome***--1956                2004     Director,  Senior  Vice  President,  Secretary  N/A
Senior Vice President, Chief Legal               and General  Counsel,  A I M Management  Group
Officer and Secretary                            Inc.  (financial services holding company) and
                                                 A I M   Advisors,    Inc.;   Vice   President,
                                                 A I M Capital        Management,         Inc.,
                                                 A I M Distributors,  Inc.  and AIM  Investment
                                                 Services,  Inc.; and Director,  Vice President
                                                 and General Counsel, Fund Management Company

                                                 Formerly:  Senior Vice President and General
                                                 Counsel, Liberty Financial Companies, Inc.;
                                                 and Senior Vice President and General
                                                 Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------
Robert G. Alley-- 1948                  2004     Managing Director and Chief Fixed Income        N/A
Vice President                                   Officer and Senior Investment Officer, A I M
                                                 Capital Management, Inc.; and Vice President,
                                                 A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Stuart W. Coco-- 1955                   2004     Managing Director and Chief Research Officer    N/A
Vice President                                   - Fixed Income, A I M Capital Management,
                                                 Inc.; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Melville B. Cox-- 1943                  2004     Vice President and Chief Compliance Officer,    N/A
Vice President                                   A I M Advisors, Inc. and A I M Capital
                                                 Management, Inc.; and Vice President, AIM
                                                 Investment Services, Inc.
-------------------------------------------------------------------------------------------------------------------------
Karen Dunn Kelley-- 1960                2004     Director of Cash Management, Managing           N/A
Vice President                                   Director and Chief Cash Management Officer,
                                                 A I M Capital Management, Inc.; Director and
                                                 President, Fund Management Company; and Vice
                                                 President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Edgar M. Larsen-- 1940                  2004     Director and Executive Vice President, A I M    N/A
Vice President                                   Management Group Inc.; Director and Senior
                                                 Vice President, A I M Advisors, Inc.; and
                                                 Director, Chairman, President, Director of
                                                 Investments, Chief Executive Officer and
                                                 Chief Investment Officer, A I M Capital
                                                 Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Sidney M. Dilgren-- 1961                2004     Vice President and Fund Treasurer, A I M        N/A"
Vice President and Treasurer                     Advisors, Inc.

                                                 Formerly: Vice President,
                                                 A I M Distributors, Inc.; and Senior Vice
                                                 President, AIM Investment Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

----------------
***  Mr. Carome became Secretary of the Company on March 12, 2004.
1    Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.
2    Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his
     or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.
3 Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.
4    Member of the audit committee of the Company.
5 Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.
6    Member of the investments and management liaison committee of the Company.
7    Member of the brokerage committee of the Company.
8    Member of the derivatives committee of the Company.
9    Member of the legal committee of the Company.
10   Member of the nominating committee of the Company.
11   Member of the compensation committee of the Company.
12   Member of the retirement plan committee of the Company.
13   Member of the valuation committee of the Company."